Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Industrials – 21.9%
Aerospace & Defense – 2.9%
Babcock International Group PLC	800,865	$5,009,295
Bombardier, Inc. - Class B(a)	40,690	2,767,016
Chemring Group PLC	505,680	2,075,684
Hanwha Aerospace Co., Ltd.	39,416	8,690,743
Saab AB - Class B	559,793	11,826,892

		30,369,630

Air Freight & Logistics – 0.9%
Hamakyorex Co., Ltd.	281,200	2,401,316
Logista Integral SA	227,234	6,876,032

		9,277,348

Building Products – 0.2%
Inwido AB	135,001	2,263,469

Commercial Services & Supplies – 1.1%
Downer EDI Ltd.	750,597	2,433,568
Elis SA	301,269	5,896,791
Mitie Group PLC	1,596,541	2,182,063
Societe BIC SA	12,205	806,594

		11,319,016

Construction & Engineering – 2.4%
Balfour Beatty PLC	2,080,044	11,843,022
ITD Cementation India Ltd.	500,774	3,139,913
Kalpataru Projects International Ltd.	221,717	3,365,032
Morgan Sindall Group PLC	50,079	2,435,333
Norconsult Norge AS	643,400	2,501,050
Ventia Services Group Pty Ltd.	1,056,073	2,346,104

		25,630,454

Electrical Equipment – 1.8%
Hyosung Heavy Industries Corp.(a)	16,990	4,508,277
Nexans SA	88,738	9,586,499
TKH Group NV	141,206	4,873,622

		18,968,398

Ground Transportation – 1.0%
Dubai Taxi Co. PJSC	3,047,986	2,307,871
Maruzen Showa Unyu Co., Ltd.	59,200	2,288,803
Nikkon Holdings Co., Ltd.	191,600	2,471,601
Sakai Moving Service Co., Ltd.	123,600	1,928,815
Seino Holdings Co., Ltd.	150,600	2,267,714

		11,264,804

Industrial Conglomerates – 1.1%
Bidvest Group Ltd. (The)	684,392	9,552,652
Reunert Ltd.	537,612	2,136,631

		11,689,283

Machinery – 7.2%
ATS Corp.(a)	264,273	8,059,917
DMG Mori Co., Ltd.	282,100	4,488,810

Company	Shares	U.S. $ Value

Ebara Corp.	182,500	$2,800,026
ESAB India Ltd.	27,365	1,870,330
HD Hyundai Construction Equipment Co., Ltd.(a)	121,214	4,759,339
Hyundai Rotem Co., Ltd.(a)	206,104	6,913,980
IHI Corp.	123,700	7,231,600
Kawasaki Heavy Industries Ltd.	214,300	9,762,179
KION Group AG	187,574	6,193,209
Krones AG	18,986	2,353,380
Makino Milling Machine Co., Ltd.	194,300	13,177,267
Shibaura Machine Co., Ltd.	86,400	1,952,477
Tocalo Co., Ltd.	211,900	2,477,047
Tsubakimoto Chain Co.	122,400	1,505,551
Tsugami Corp.	267,600	2,614,119

		76,159,231

Marine Transportation – 0.3%
Hoegh Autoliners ASA	185,822	1,853,819
Wallenius Wilhelmsen ASA	189,840	1,564,071

		3,417,890

Passenger Airlines – 0.2%
JET2 PLC	127,664	2,529,991

Professional Services – 1.5%
Danel Adir Yeoshua Ltd.	8,645	967,018
dip Corp.	168,000	2,658,111
Firstsource Solutions Ltd.	1,196,397	5,233,608
JAC Recruitment Co., Ltd.	157,200	697,780
MEITEC Group Holdings, Inc.	124,300	2,331,096
NICE Information Service Co., Ltd.	259,202	2,130,313
Persol Holdings Co., Ltd.	1,398,300	2,094,701

		16,112,627

Trading Companies & Distributors – 0.2%
Russel Metals, Inc.	71,926	2,106,567

Transportation Infrastructure – 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	1,083,338	9,339,640
Gujarat Pipavav Port Ltd.	916,045	1,941,453

		11,281,093

		232,389,801

Consumer Discretionary – 12.9%
Automobile Components – 1.8%
Amotiv Ltd.	295,120	1,932,809
Banco Products India Ltd.	172,936	958,013
Forvia SE (Paris)	419,766	3,775,839
Mahle Metal Leve SA	420,000	1,864,403
Niterra Co., Ltd.	88,100	2,807,030
PWR Holdings Ltd.	314,740	1,531,194
SAF-Holland SE	136,267	2,088,561
Schaeffler AG(a)	368,024	1,616,934
Toyota Boshoku Corp.	187,900	2,431,617

		19,006,400

Automobiles – 0.4%
Piaggio & C SpA	1,740,366	3,927,978

Company	Shares	U.S. $ Value

Broadline Retail – 0.2%
Puuilo Oyj	226,902	$2,402,072

Diversified Consumer Services – 0.2%
Me Group International PLC	939,671	2,411,567

Hotels, Restaurants & Leisure – 1.9%
Atour Lifestyle Holdings Ltd. (ADR)	73,370	1,972,919
Betsson AB	185,940	2,413,354
Domino’s Pizza Group PLC	489,565	1,930,592
Greggs PLC	65,878	2,297,688
Jollibee Foods Corp.	2,050,540	9,509,228
Jumbo Interactive Ltd.	230,543	1,984,166

		20,107,947

Household Durables – 1.8%
Bellway PLC	179,725	5,606,942
Casio Computer Co., Ltd.	809,400	6,723,751
Cury Construtora e Incorporadora SA	742,100	2,092,571
GN Store Nord AS(a)	274,979	5,119,668

		19,542,932

Leisure Products – 2.1%
BRP, Inc. (Sub-Voting)	100,734	5,130,430
Sankyo Co., Ltd.	182,700	2,459,780
Sega Sammy Holdings, Inc.	622,500	12,065,548
Technogym SpA(b)	217,190	2,358,170

		22,013,928

Specialty Retail – 0.9%
ABC-Mart, Inc.	364,100	7,345,666
Pet Valu Holdings Ltd.	119,024	2,089,927

		9,435,593

Textiles, Apparel & Luxury Goods – 3.6%
Arvind Ltd.	1,118,113	5,339,129
Asics Corp.	353,800	6,901,853
Burberry Group PLC	422,552	5,167,415
HUGO BOSS AG	93,036	4,275,196
Indo Count Industries Ltd.	104,188	398,317
JNBY Design Ltd.(b)	1,214,000	2,732,871
Li Ning Co., Ltd.	1,960,000	4,095,260
Makalot Industrial Co., Ltd.	211,140	2,064,127
Marimekko Oyj	139,819	1,755,357
Mavi Giyim Sanayi Ve Ticaret AS - Class B(b)	564,978	1,390,146
Xtep International Holdings Ltd.	5,909,500	4,254,405

		38,374,076

		137,222,493

Financials – 12.4%
Banks – 6.7%
Alpha Services and Holdings SA	3,402,972	5,680,161
AU Small Finance Bank Ltd.(b)	529,324	3,447,837
Banco de Sabadell SA	3,513,234	6,827,172
Bank of Ireland Group PLC	789,300	7,197,973
BAWAG Group AG(b)	147,724	12,443,565
BNK Financial Group, Inc.	365,311	2,551,958

Company	Shares	U.S. $ Value

Canadian Western Bank	68,650	$2,805,793
City Union Bank Ltd.	3,751,094	7,521,806
Dah Sing Banking Group Ltd.	1,938,400	2,040,690
Dah Sing Financial Holdings Ltd.	672,400	2,425,514
Juroku Financial Group, Inc.	79,400	2,143,923
Mebuki Financial Group, Inc.	2,906,700	11,775,750
Seven Bank Ltd.	550,500	1,090,142
Sydbank AS	51,751	2,731,606

		70,683,890

Capital Markets – 1.3%
Alpha Group International PLC(b)	82,418	2,414,390
Anima Holding SpA(b)	344,671	2,370,021
JAFCO Group Co., Ltd.	18,800	256,653
Polar Capital Holdings PLC	327,499	2,082,779
Sdiptech AB - Class B(a)	70,990	1,525,818
Tel Aviv Stock Exchange Ltd.	213,048	2,474,438
XPS Pensions Group PLC(b)	526,136	2,246,063

		13,370,162

Consumer Finance – 1.1%
Credit Saison Co., Ltd.	338,800	7,889,397
FinVolution Group (ADR)	334,360	2,270,304
Jaccs Co., Ltd.	67,100	1,659,023

		11,818,724

Financial Services – 1.8%
BFF Bank SpA(b)	221,250	2,113,398
Genertec Universal Medical Group Co., Ltd.(b)	3,418,000	2,172,093
L&T Finance Ltd.	5,080,168	8,030,436
OSB Group PLC	1,095,655	5,550,551
Timbercreek Financial Corp.	316,100	1,554,716

		19,421,194

Insurance – 1.5%
Beazley PLC	272,677	2,783,616
Coface SA	149,153	2,222,740
Hiscox Ltd.	517,720	7,006,819
Protector Forsikring ASA	94,950	2,377,212
Santam Ltd.	77,125	1,604,682

		15,995,069

		131,289,039

Information Technology – 11.3%
Communications Equipment – 0.3%
Ituran Location and Control Ltd.	74,760	2,328,774
VTech Holdings Ltd.	112,200	760,774

		3,089,548

Electronic Equipment, Instruments & Components – 3.4%
BOE Varitronix Ltd.	1,418,000	1,228,508
Canon Marketing Japan, Inc.	27,200	885,897
DataTec Ltd.	144,779	380,973
E Ink Holdings, Inc.	1,398,000	11,640,793
Elite Material Co., Ltd.	340,000	6,385,714

Company	Shares	U.S. $ Value

Kaga Electronics Co., Ltd.	102,400	$1,867,951
Lotes Co., Ltd.	131,000	7,783,758
Mycronic AB	63,440	2,291,772
Nippon Ceramic Co., Ltd.	138,400	2,239,977
Test Research, Inc.	423,000	1,569,687

		36,275,030

IT Services – 2.5%
BIPROGY, Inc.	281,100	8,433,565
Digital Garage, Inc.	338,400	8,208,951
Future Corp.	194,800	2,275,702
Indra Sistemas SA	138,422	2,445,415
NSD Co., Ltd.	48,900	1,042,000
One Software Technologies Ltd.	120,865	2,269,365
Sonata Software Ltd.	233,206	1,632,633

		26,307,631

Semiconductors & Semiconductor Equipment – 3.1%
Elan Microelectronics Corp.	391,000	1,798,213
Faraday Technology Corp.	228,497	1,672,888
King Yuan Electronics Co., Ltd.	1,975,000	6,687,328
Melexis NV	38,975	2,278,762
Sanken Electric Co., Ltd.(a)	165,800	6,013,278
Siltronic AG	70,636	3,409,967
Sino-American Silicon Products, Inc.	376,000	1,540,800
Sitronix Technology Corp.	88,000	569,474
Tokyo Seimitsu Co., Ltd.	129,100	5,873,182
Ulvac, Inc.	84,600	3,245,114

		33,089,006

Software – 1.4%
Atoss Software SE	19,512	2,307,334
Birlasoft Ltd.	125,172	815,890
Systena Corp.	623,600	1,429,190
Tanla Platforms Ltd.	594,462	4,659,405
Technology One Ltd.	141,301	2,729,425
Text SA	10,598	168,936
Truecaller AB - Class B	289,790	1,339,716
WingArc1st, Inc.	73,200	1,733,593

		15,183,489

Technology Hardware, Storage & Peripherals – 0.6%
Chicony Electronics Co., Ltd.	389,000	1,800,854
Toshiba TEC Corp.	101,500	2,305,586
Wacom Co., Ltd.	503,000	2,284,609

		6,391,049

		120,335,753

Materials – 9.2%
Chemicals – 3.8%
Castrol India Ltd.	931,707	2,142,163
Dongjin Semichem Co., Ltd.	86,425	1,201,238
FUCHS SE (Preference Shares)	44,930	1,941,454
Fufeng Group Ltd.	3,512,000	2,466,549
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,197,861	7,797,326
Gulf Oil Lubricants India Ltd.	52,966	751,005

Company	Shares	U.S. $ Value

Kuraray Co., Ltd.	555,900	$7,962,564
Omnia Holdings Ltd.	192,476	796,575
TKG Huchems Co., Ltd.	157,030	1,813,482
Tosoh Corp.	463,300	6,192,450
Zeon Corp.	814,400	7,688,975

		40,753,781

Construction Materials – 0.2%
Shinagawa Refractories Co., Ltd.	175,700	1,947,154

Containers & Packaging – 1.0%
EPL Ltd.	1,708,792	5,186,068
Rengo Co., Ltd.	989,900	5,486,243

		10,672,311

Metals & Mining – 3.7%
APERAM SA	186,685	4,889,429
Capstone Mining Corp.(a)	1,191,689	7,370,076
Centerra Gold, Inc.	350,221	1,992,979
Champion Iron Ltd.	323,620	1,148,791
Endeavour Mining PLC	323,356	5,859,977
Labrador Iron Ore Royalty Corp.	104,310	2,099,334
Lundin Mining Corp.	885,835	7,623,068
Pan African Resources PLC	5,589,228	2,403,522
Perenti Ltd.	2,318,701	2,000,024
Shougang Fushan Resources Group Ltd.	5,484,000	1,772,301
SSAB AB - Class B	562,484	2,232,240

		39,391,741

Paper & Forest Products – 0.5%
Interfor Corp.(a)	416,376	4,863,441

		97,628,428

Health Care – 7.1%
Biotechnology – 2.4%
BioGaia AB - Class B	223,719	2,262,698
Clinuvel Pharmaceuticals Ltd.	291,925	2,176,534
GNI Group Ltd.(a)	341,700	7,286,953
Hugel, Inc.(a)	55,991	10,570,948
PeptiDream, Inc.(a)	87,900	1,458,932
Takara Bio, Inc.	329,100	2,186,424

		25,942,489

Health Care Equipment & Supplies – 1.1%
Chularat Hospital PCL - Class F	25,532,400	1,827,220
ConvaTec Group PLC(b)	2,624,411	7,254,143
Japan Lifeline Co., Ltd.	292,900	2,555,387

		11,636,750

Health Care Providers & Services – 0.2%
Odontoprev SA	1,151,580	2,025,148

Life Sciences Tools & Services – 0.1%
Chemometec A/S	9,260	625,876

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.3%
Ajanta Pharma Ltd.	66,613	$2,286,051
Chong Kun Dang Pharmaceutical Corp.	28,190	1,689,182
Consun Pharmaceutical Group Ltd.	2,278,000	2,381,422
Faes Farma SA	579,848	2,090,211
H Lundbeck A/S	412,792	2,369,231
Hikma Pharmaceuticals PLC	302,900	7,551,834
Hypera SA	1,009,500	2,952,536
Laboratorios Farmaceuticos Rovi SA	73,821	4,806,170
Mega Lifesciences PCL	2,148,500	2,095,252
Procter & Gamble Health Ltd.	36,565	2,216,568
Sanofi India Ltd.	22,722	1,618,948
United Laboratories International Holdings Ltd. (The)	1,608,000	2,543,964

		34,601,369

		74,831,632

Communication Services – 5.9%
Diversified Telecommunication Services – 0.5%
Gamma Communications PLC	128,147	2,454,536
NOS SGPS SA	605,465	2,088,479
Telecom Egypt Co.	671,466	437,166

		4,980,181

Entertainment – 2.3%
GungHo Online Entertainment, Inc.	384,400	8,102,282
International Games System Co., Ltd.	406,400	12,067,138
NetDragon Websoft Holdings Ltd.	1,918,500	2,513,436
Soft-World International Corp.	309,000	1,177,481
Tips Music Ltd.	78,048	694,148

		24,554,485

Interactive Media & Services – 1.0%
Kakaku.com, Inc.	460,800	7,021,009
Rightmove PLC	327,802	2,623,595
SOOP Co., Ltd.	24,466	1,499,627

		11,144,231

Media – 2.1%
4imprint Group PLC	31,100	1,884,263
Criteo SA (Sponsored ADR)(a)	232,483	9,197,028
Kadokawa Corp.	251,100	4,976,039
Stroeer SE & Co. KGaA	130,402	6,229,735

		22,287,065

		62,965,962

Energy – 5.5%
Energy Equipment & Services – 1.6%
Aker Solutions ASA	400,608	1,102,339
CES Energy Solutions Corp.	365,953	2,525,482
Dayang Enterprise Holdings Bhd	4,117,500	1,925,978
Trican Well Service Ltd.	712,170	2,541,606
Vallourec SACA(a)	502,062	8,566,143

		16,661,548

Oil, Gas & Consumable Fuels – 3.9%
Baytex Energy Corp.	1,821,947	4,689,696
Beach Energy Ltd.	8,095,211	7,008,382

Company	Shares	U.S. $ Value

BW LPG Ltd.(b)	222,698	$2,473,549
Etablissements Maurel et Prom SA	214,019	1,266,583
Hafnia Ltd.	351,059	1,877,687
Headwater Exploration, Inc.	480,106	2,207,729
Itochu Enex Co., Ltd.	79,600	822,960
Oil India Ltd.	1,140,237	5,744,170
Oil Refineries Ltd.	3,968,801	1,026,179
Petronet LNG Ltd.	1,229,248	4,958,249
Petroreconcavo SA	871,800	2,300,123
San-Ai Obbli Co., Ltd.	88,400	1,061,525
Secure Energy Services, Inc.	215,270	2,435,069
Serica Energy PLC	930,110	1,577,734
Thungela Resources Ltd.	161,729	1,146,374
Viva Energy Group Ltd.(b)	340,143	553,669

		41,149,678

		57,811,226

Real Estate – 4.3%
Diversified REITs – 0.7%
British Land Co. PLC (The)	444,155	2,002,178
H&R Real Estate Investment Trust	298,565	1,927,499
Sekisui House Reit, Inc.	3,808	1,867,657
Wereldhave NV	150,241	2,142,910

		7,940,244

Health Care REITs – 0.6%
Assura PLC	13,325,124	6,356,152

Office REITs – 0.4%
AREIT, Inc.	3,772,800	2,475,197
CLS Holdings PLC	2,100,772	2,038,216

		4,513,413

Real Estate Management & Development – 1.5%
Deyaar Development PJSC	8,664,513	2,188,110
Kerry Properties Ltd.	1,157,500	2,312,207
Starts Corp., Inc.	102,800	2,462,024
TAG Immobilien AG(a)	579,724	8,583,802

		15,546,143

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	197,900	2,361,115

Retail REITs – 0.9%
Charter Hall Retail REIT	2,563,345	4,986,820
Hamborner REIT AG	283,912	1,846,474
Sasseur Real Estate Investment Trust(b)	4,411,300	2,196,525

		9,029,819

		45,746,886

Consumer Staples – 4.1%
Beverages – 1.7%
Carlsberg Brewery Malaysia Bhd	208,900	965,196
Coca-Cola Bottlers Japan Holdings, Inc.	368,200	5,822,993
Royal Unibrew A/S	125,049	8,805,622
Takara Holdings, Inc.	288,700	2,478,765

		18,072,576

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 0.4%
Axfood AB	89,251	$1,887,656
Migros Ticaret AS	156,790	2,420,417

		4,308,073

Food Products – 1.4%
Agthia Group PJSC	1,126,717	1,993,891
AVI Ltd.	420,700	2,446,007
Hilton Food Group PLC	209,730	2,381,427
Nichirei Corp.	288,100	7,639,514

		14,460,839

Personal Care Products – 0.6%
APR Corp./Korea(a)	138,010	4,638,759
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	56,453,500	2,069,435

		6,708,194

		43,549,682

Utilities – 2.2%
Electric Utilities – 0.0%
Enerjisa Enerji AS(b)	313,040	520,573

Gas Utilities – 0.1%
Gujarat State Petronet Ltd.	123,804	523,201

Independent Power and Renewable Electricity Producers – 1.2%
Capital Power Corp.	274,990	12,189,894

Multi-Utilities – 0.7%
Sembcorp Industries Ltd.	1,921,300	7,772,578

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais Copasa MG	649,500	2,188,049

		23,194,295

Total Common Stocks (cost $926,368,206)		1,026,965,197

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(c) (d) (e) (cost $29,719,108)	29,719,108	29,719,108

U.S. $ Value

Total Investments – 99.6% (cost $956,087,314)(f)	$1,056,684,305
Other assets less liabilities – 0.4%	4,008,347

Net Assets – 100.0%	$1,060,692,652

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	2,667	NZD	4,566	02/05/2025	$(111,868)
Bank of America, NA	BRL	18,770	USD	3,224	01/03/2025	185,704
Bank of America, NA	USD	3,031	BRL	18,770	01/03/2025	7,090
Bank of America, NA	USD	29,728	AUD	45,744	02/05/2025	(1,413,849)
Bank of America, NA	MXN	104,732	USD	5,135	02/20/2025	152,975
Bank of America, NA	JPY	3,322,173	USD	21,797	02/21/2025	570,976
Bank of America, NA	EUR	47,659	USD	50,050	02/27/2025	567,145
Barclays Bank PLC	USD	6,914	MYR	30,189	01/21/2025	(172,967)
Barclays Bank PLC	PHP	520,529	USD	9,006	01/23/2025	67,153
Barclays Bank PLC	USD	4,458	CNH	32,238	01/23/2025	(64,005)
Barclays Bank PLC	USD	11,338	TWD	369,114	02/27/2025	(102,208)
Barclays Bank PLC	USD	11,820	INR	1,006,260	03/06/2025	(138,746)
BNP Paribas SA	CAD	4,167	USD	2,998	02/05/2025	95,911
BNP Paribas SA	NOK	30,332	USD	2,658	02/05/2025	(6,491)
BNP Paribas SA	ZAR	109,595	USD	5,897	02/14/2025	112,301
Citibank, NA	KRW	27,271,789	USD	20,111	01/17/2025	1,640,192
Citibank, NA	USD	3,214	KRW	4,482,597	01/17/2025	(178,025)
Citibank, NA	CAD	3,950	USD	2,858	02/05/2025	106,891
Deutsche Bank AG	USD	2,668	AUD	4,310	02/05/2025	30
Deutsche Bank AG	TWD	138,212	USD	4,285	02/27/2025	78,038
Goldman Sachs Bank USA	USD	6,276	NOK	69,423	02/05/2025	(178,031)
HSBC Bank USA	GBP	2,125	USD	2,658	01/16/2025	(1,917)
HSBC Bank USA	USD	3,659	KRW	5,368,094	01/17/2025	(22,980)
HSBC Bank USA	USD	2,670	TRY	96,187	01/22/2025	(1,243)
HSBC Bank USA	USD	9,730	ILS	34,591	02/20/2025	(203,130)
HSBC Bank USA	USD	3,244	TWD	105,929	02/27/2025	(19,450)
HSBC Bank USA	USD	3,725	INR	318,235	03/06/2025	(30,827)
JPMorgan Chase Bank, NA	GBP	6,505	USD	8,407	01/16/2025	264,439
JPMorgan Chase Bank, NA	JPY	474,184	USD	3,059	02/21/2025	29,006
JPMorgan Chase Bank, NA	JPY	419,944	USD	2,676	02/21/2025	(7,247)
Morgan Stanley Capital Services LLC	BRL	18,770	USD	3,031	01/03/2025	(7,090)
Morgan Stanley Capital Services LLC	USD	3,044	BRL	18,770	01/03/2025	(5,345)
Morgan Stanley Capital Services LLC	GBP	2,998	USD	3,818	01/16/2025	64,849
Morgan Stanley Capital Services LLC	BRL	18,770	USD	3,026	02/04/2025	5,667
Morgan Stanley Capital Services LLC	USD	5,947	SEK	65,420	02/05/2025	(23,360)
Morgan Stanley Capital Services LLC	USD	2,640	JPY	412,368	02/21/2025	(5,628)
State Street Bank & Trust Co.	KRW	8,799,472	USD	6,378	01/17/2025	418,266
State Street Bank & Trust Co.	USD	2,938	AUD	4,520	02/05/2025	(140,030)
State Street Bank & Trust Co.	JPY	483,323	USD	3,178	02/21/2025	89,900
UBS AG	GBP	4,419	USD	5,582	01/16/2025	50,178
UBS AG	USD	5,665	CAD	8,117	02/05/2025	(11,691)
UBS AG	USD	4,037	JPY	629,968	02/21/2025	(11,507)
UBS AG	USD	27,102	CHF	24,027	02/27/2025	(473,404)

						$1,175,672

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $46,687,013 or 4.4% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $190,575,563 and gross unrealized depreciation of investments was $(88,802,900), resulting in net unrealized appreciation of $101,772,663.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

SEK – Swedish Krona

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

24.9%	Japan
9.5%	United Kingdom
7.8%	India
6.3%	Canada
5.4%	Taiwan
4.8%	South Korea
3.9%	France
3.9%	Germany
2.9%	Australia
2.7%	Sweden
2.6%	China
2.2%	Spain
1.9%	South Africa
18.4%	Other
2.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Egypt, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Italy, Jordan, Luxembourg, Malaysia, Mexico, Netherlands, Norway, Philippines, Poland, Portugal, Singapore, Thailand, Turkey, United Arab Emirates and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$44,353,897	$188,035,904		$—	$232,389,801
Consumer Discretionary	35,115,950	102,106,543		—	137,222,493
Financials	20,087,545	111,201,494		—	131,289,039
Information Technology	2,328,774	118,006,979		—	120,335,753
Materials	34,781,273	62,847,155		—	97,628,428
Health Care	17,362,560	57,469,072		—	74,831,632
Communication Services	14,177,209	48,788,753		—	62,965,962
Energy	17,725,884	40,085,342		—	57,811,226
Real Estate	10,998,552	34,748,334		—	45,746,886
Consumer Staples	11,743,612	31,806,070		—	43,549,682
Utilities	14,377,943	8,816,352		—	23,194,295
Short-Term Investments	29,719,108	—		—	29,719,108

Total Investments in Securities	252,772,307	803,911,998	(a)	—	1,056,684,305
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	4,506,711		—	4,506,711
Liabilities:
Forward Currency Exchange Contracts	—	(3,331,039)		—	(3,331,039)

Total	$252,772,307	$805,087,670		$—	$1,057,859,977

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$25,995	$55,961	$52,237	$29,719	$159